Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	cost	gains	losses	value

Available for sale

State and municipal	$1,515,863	$62,512	$12,048	$1,566,327
Mutual fund	507,612	-	15,369	492,243
SBA pools	2,280,415	-	16,581	2,263,834
Mortgage-backed securities	30,544,941	20,139	501,545	30,063,535
	$34,848,831	$82,651	$545,543	$34,385,939

Held to maturity

State and municipal	$17,987,628	$163,239	$317,068	$17,833,799

December 31, 2015

Available for sale

State and municipal	$1,253,031	$96,211	$-	$1,349,242
Mortgage-backed securities	22,524,260	37,120	266,038	22,295,342
	$23,777,291	$133,331	$266,038	$23,644,584
Held to maturity

U. S. government agency	$2,960,758	$1,373	$33,231	$2,928,900
State and municipal	13,643,309	345,506	30,818	13,957,997
	$16,604,067	$346,879	$64,049	$16,886,897

Investments Classified by Contractual Maturity Date [Table Text Block]
Contractual maturities, shown below, will differ from actual maturities because borrowers and issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2016	cost	value	cost	value

Within one year	$507,612	$492,243	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	1,136,919	1,163,288	2,657,130	2,702,121
Over ten years	378,944	403,039	15,330,498	15,131,678
	2,023,475	2,058,570	17,987,628	17,833,799
Mortgage-backed securities and SBA pools, due in monthly installments	32,825,356	32,327,369	-	-
	$34,848,831	$34,385,939	$17,987,628	$17,833,799
December 31, 2015

Within one year	$-	$-	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	501,991	552,070	2,276,250	2,308,733
Over ten years	751,040	797,172	14,327,817	14,578,164
	1,253,031	1,349,242	16,604,067	16,886,897
Mortgage-backed securities, due in monthly installments	22,524,260	22,295,342	-	-
	$23,777,291	$23,644,584	$16,604,067	$16,886,897

Schedule of Unrealized Loss on Investments [Table Text Block]
The following table sets forth the Company's gross unrealized losses on a continuous basis for investment securities, by category and length of time.

December 31, 2016	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of investments	Fair value	losses	Fair value	losses	Fair value	losses

State and municipal	$8,558,230	$329,116	$-	$-	$8,558,230	$329,116
Mutual fund	492,243	15,369	-	-	492,243	15,369
SBA pools	2,263,834	16,581	-	-	2,263,834	16,581
Mortgage-backed securities	26,726,037	473,451	1,353,900	28,094	28,079,937	501,545
Total	$38,040,344	$834,517	$1,353,900	$28,094	$39,394,244	$862,611

December 31, 2015	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of investments	Fair value	losses	Fair value	losses	Fair value	losses

U.S. government agency	$-	$-	$1,927,527	$33,231	$1,927,527	$33,231
State and municipal	573,034	5,535	804,623	25,283	1,377,657	30,818
Mortgage-backed securities	15,299,536	156,187	3,431,902	109,851	18,731,438	266,038
Total	$15,872,570	$161,722	$6,164,052	$168,365	$22,036,622	$330,087